Intangible Assets	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Intangible Assets [Abstract]
INTANGIBLE ASSETS
Note 6 – INTANGIBLE ASSETS

Intangible assets consist of the following as of March 31, 2014 and June 30, 2013:

	March 31	June 30
	2014	2013
Moneytech and mPayments software	$6,281,345	$5,239,641
Domain name	-	-
Accumulated amortization	(2,777,203)	(1,925,228)
	$3,504,142	$3,314,413

The intangible assets are amortized over 10-12 years.  Amortization expense of $392,697 and $389,474 was included in cost of revenues for the nine months ended March 31, 2014 and 2013, respectively.

Note 6 – INTANGIBLE ASSETS (RESTATED)

Intangible assets consist of the following as of June 30, 2013 and 2012:

	2013	2012
Moneytech software	$4,574,761	$5,101,997
mPayments software	664,880	-
Domain name	198,353	-
Accumulated amortization	(1,925,227)	(1,634,125)
	$3,512,767	$3,467,872

The intangible assets are amortized over 10-12 years.  Amortization expense of $513,450 and $445,874 was included in cost of revenues for the years ended June 30, 2013 and 2012, respectively.

Amortization for the Company’s intangible assets over the next five fiscal years from June 30, 2013 is estimated to be:

June 30, 2014	$456,650
June 30, 2015	456,650
June 30, 2016	456,650
June 30, 2017	456,650
June 30, 2018	456,650
Thereafter	1,229,517
Total	$3,512,767